Inventories and Work in Progress - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2016
Disclosure of inventories [abstract]
Inventories of raw materials		€ 69
Work in progress	€ 2,338
Allowance for inventory write-down (charged to income statement)	(772)	€ (69)
Total net value of the inventories	€ 1,566